Related Party Transactions - Transactions and balances with Hygo and Affiliates (Details) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended
	Apr. 15, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due from (to) related party			$ 1,473	$ 2,048
Hygo Energy Transition Ltd
Related Party Transaction [Line Items]
Total	$ 3,631	$ 4,103
Due from (to) related party			0	(11,222)
Hygo Energy Transition Ltd | Management and administrative services revenue
Related Party Transaction [Line Items]
Other	2,051	2,667
Hygo Energy Transition Ltd | Ship management fees income
Related Party Transaction [Line Items]
Other	904	831
Hygo Energy Transition Ltd | Debt guarantee compensation
Related Party Transaction [Line Items]
Compensation amount	$ 676	$ 605
Hygo Energy Transition Ltd | Trading balances due to Golar Power and affiliates
Related Party Transaction [Line Items]
Due from (to) related party			$ 0	$ (11,222)